Development Contracts - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		78 Months Ended		1 Months Ended		73 Months Ended	78 Months Ended	80 Months Ended	1 Months Ended	73 Months Ended	80 Months Ended	1 Months Ended
	Feb. 28, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009 Award 1	Oct. 31, 2007 Award 1	Apr. 16, 2012 Unreimbursed Amount under Awards 1 and 2	Sep. 30, 2012 Unreimbursed Amount under Awards 1 and 2	Nov. 14, 2012 Unreimbursed Amount under Awards 1 and 2	Feb. 28, 2007 Department Of Energy	Apr. 16, 2012 Reimbursements received under Department of Energy Awards 1 and 2	Nov. 14, 2012 Reimbursements received under Department of Energy Awards 1 and 2	Dec. 31, 2009 Fulton Project	Oct. 31, 2009 Fulton Project	Dec. 31, 2009 Fulton Project Award 2
Research And Development Arrangement Contract To Perform For Others [Line Items]
Grant awarded by Department of Energy	$ 40,000,000							$ 7,000,000	$ 10,000,000					$ 9,243,984	$ 10,149,000	$ 88,000,000	$ 3,841,000	$ 81,000,000
Award, cost sharing percentage	60.00%												40.00%
Total grant available to Entity under awards						87,560,000
Project development		129,000	158,000	420,000	429,000	14,883,000				78,316,000	0	77,411,000
Overpayment from the cumulative reimbursements of DOE grants under Award 1		$ 354,000		$ 354,000		$ 354,000	$ 366,000